LOAN RECEIVABLE AT CARRYING VALUE (FY) (Details)	5 Months Ended	9 Months Ended
	Dec. 31, 2020 USD ($) Loan	Sep. 30, 2021 USD ($) Loan
Proceeds from Sale and Collection of Loans Receivable [Abstract]
Number of portfolio loans | Loan	1	1
Loans receivable at carrying value aggregate commitments	$ 4,000,000.0	$ 4,000,000.0
Loans Receivable, Principal [Roll Forward]
Total loans receivable at principal, beginning of period	3,700,718	3,352,176
Principal repayment of loans at principal	(348,542)	(574,735)
Total loans receivable at principal, end of period	3,352,176	2,777,441
Loans Receivable, Original Issue Discount [Roll Forward]
Total loans receivable at original issue discount, beginning of period	(4,428)	(3,913)
Accretion of original issue discount at original issue discount	515	927
Total loans receivable at original issue discount, end of period	(3,913)	(2,986)
Loans Receivable, Carrying Value [Roll Forward]
Total loans receivable at carrying value, beginning of period	3,696,290	3,348,263
Principal repayment of loans at carrying value	(348,542)	(574,735)
Accretion of original issue discount at carrying value	515	927
Total loans receivable at carrying value, end of period	$ 3,348,263	$ 2,774,455